Subsequent Events - Summary of Family Delivery Schedule (Detail) - Major purchases of assets [member]	Mar. 15, 2019 Aircraft
Subsequent event1 [line items]
Original Order	128
Canceled Aircraft	(17)
Adjusted Order	111
Year one [member]
Subsequent event1 [line items]
Original Order	5
Deferred Aircraft	(2)
Adjusted Order	3
Year two [member]
Subsequent event1 [line items]
Original Order	20
Deferred Aircraft	(14)
Adjusted Order	6
Year three [member]
Subsequent event1 [line items]
Original Order	23
Deferred Aircraft	(19)
Adjusted Order	4
Year four [member]
Subsequent event1 [line items]
Original Order	20
Deferred Aircraft	(16)
Adjusted Order	4
Year Five and Thereafter [member]
Subsequent event1 [line items]
Original Order	60
Deferred Aircraft	51
Canceled Aircraft	(17)
Adjusted Order	94